UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment [   ]; Amendment Number: __________

     This Amendment (Check only one.):      [ ] is a restatement.
                                            [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:      WESTCHESTER CAPITAL MANAGEMENT, INC.
Address:   100 SUMMIT LAKE DRIVE
           VALHALLA, NY 10595

Form 13F File Number:      28-04764


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         FREDERICK W. GREEN
Title:        PRESIDENT
Phone:        914-741-5600

Signature, Place, and Date of Signing:

   /s/ FREDERICK W. GREEN           VALHALLA, NEW YORK            5/15/08
----------------------------     ------------------------        ---------
         [Signature]                   [City, State]              [Date]


Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     99

Form 13F Information Table Value Total:     $1,121,539,896 (actual)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NO.      FORM 13F FILE NUMBER         NAME
---      --------------------         -----
1        28-11493                     Green & Smith Investment Management L.L.C.

FORM 13F
Westchester Capital Management, Inc.
March 31, 2008


   COLUMN 1                        COLUMN 2    COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
   --------                        --------    --------    --------   -------------------  --------   --------    -----------------
                                                           FAIR
                                    TITLE OF    CUSIP      MARKET       SHRS    SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                      CLASS       NUMBER     VALUE      PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
Equities
COMMON STOCK
Activision, Inc.                    COMMON STOCK  004930202 12,215,872    447,304 SH       (a) Sole              Sole
Activision, Inc.                    COMMON STOCK  004930202  6,437,185    235,708 SH       (b) Shared            Sole
Alliance Data Systems Corporation   COMMON STOCK  018581108  7,391,368    155,575 SH       (a) Sole              Sole
Alliance Data Systems Corporation   COMMON STOCK  018581108  3,252,059     68,450 SH       (b) Shared            Sole
American Financial Realty Trust     COMMON STOCK  02607P305 12,914,394  1,626,498 SH       (a) Sole              Sole
American Financial Realty Trust     COMMON STOCK  02607P305    981,717    123,642 SH       (b) Shared            Sole
BCE Inc.                            COMMON STOCK  05534B760 43,441,309  1,283,175 SH       (a) Sole              Sole
BCE Inc.                            COMMON STOCK  05534B760  9,937,156    293,525 SH       (b) Shared            Sole
BEA Systems, Inc.                   COMMON STOCK  073325102 52,118,219  2,721,578 SH       (a) Sole              Sole
BEA Systems, Inc.                   COMMON STOCK  073325102  5,661,008    295,614 SH       (b) Shared            Sole
Bright Horizons Family Solutions,
   Inc.                             COMMON STOCK  109195107  9,115,872    211,800 SH       (a) Sole              Sole
Bright Horizons Family Solutions,
   Inc.                             COMMON STOCK  109195107    810,874     18,840 SH       (b) Shared            Sole
CHC Helicopter Corporation          COMMON STOCK  12541C203 17,873,642    603,500 SH       (a) Sole              Sole
CHC Helicopter Corporation          COMMON STOCK  12541C203  2,120,551     71,600 SH       (b) Shared            Sole
ChoicePoint Inc.                    COMMON STOCK  170388102 34,510,000    725,000 SH       (a) Sole              Sole
ChoicePoint Inc.                    COMMON STOCK  170388102  3,332,000     70,000 SH       (b) Shared            Sole
Clear Channel Communications, Inc.  COMMON STOCK  184502102 68,181,948  2,333,400 SH       (a) Sole              Sole
Clear Channel Communications, Inc.  COMMON STOCK  184502102  8,811,291    301,550 SH       (b) Shared            Sole
Clear Channel Outdoor Holdings,
   Inc.                             COMMON STOCK  18451C109    203,407     10,700 SH       (b) Shared            Sole
The Commerce Group, Inc.            COMMON STOCK  200641108 21,449,858    594,838 SH       (a) Sole              Sole
The Commerce Group, Inc.            COMMON STOCK  200641108  2,744,166     76,100 SH       (b) Shared            Sole
Diebold, Incorporated               COMMON STOCK  253651103  7,271,182    193,640 SH       (a) Sole              Sole
Diebold, Incorporated               COMMON STOCK  253651103  2,470,790     65,800 SH       (b) Shared            Sole
Energy East Corporation             COMMON STOCK  29266M109 17,139,672    710,600 SH       (a) Sole              Sole
Energy East Corporation             COMMON STOCK  29266M109  1,625,688     67,400 SH       (b) Shared            Sole
First Charter Corporation           COMMON STOCK  319439105 15,054,130    563,614 SH       (a) Sole              Sole
First Charter Corporation           COMMON STOCK  319439105  3,311,746    123,989 SH       (b) Shared            Sole
Genesco Inc.                        COMMON STOCK  371532102  7,755,392    335,586 SH       (a) Sole              Sole
Genesco Inc.                        COMMON STOCK  371532102  1,102,832     47,721 SH       (b) Shared            Sole
Getty Images, Inc.                  COMMON STOCK  374276103 12,707,200    397,100 SH       (a) Sole              Sole
Getty Images, Inc.                  COMMON STOCK  374276103  1,692,800     52,900 SH       (b) Shared            Sole
Grant Prideco, Inc.                 COMMON STOCK  38821G101 15,843,918    321,900 SH       (a) Sole              Sole
Grant Prideco, Inc.                 COMMON STOCK  38821G101  2,677,568     54,400 SH       (b) Shared            Sole
Huntsman Corporation                COMMON STOCK  447011107 54,605,385  2,318,700 SH       (a) Sole              Sole
Huntsman Corporation                COMMON STOCK  447011107  6,652,286    282,475 SH       (b) Shared            Sole
JPMorgan Chase & Co.                COMMON STOCK  46625H100  4,827,580    112,400 SH       (a) Sole              Sole
JPMorgan Chase & Co.                COMMON STOCK  46625H100  2,168,975     50,500 SH       (b) Shared            Sole
Corporate Express                   COMMON STOCK   5516751   5,875,894    505,000 SH       (a) Sole              Sole
Mirant Corporation                  COMMON STOCK  60467R100 24,866,197    683,325 SH       (a) Sole              Sole
Mirant Corporation                  COMMON STOCK  60467R100  2,513,639     69,075 SH       (b) Shared            Sole
Motorola, Inc.                      COMMON STOCK  620076109 19,272,855  2,072,350 SH       (a) Sole              Sole
Motorola, Inc.                      COMMON STOCK  620076109  1,882,785    202,450 SH       (b) Shared            Sole
Nymex Holdings Inc.                 COMMON STOCK  62948N104 36,352,599    401,110 SH       (a) Sole              Sole
Nymex Holdings Inc.                 COMMON STOCK  62948N104  6,705,714     73,990 SH       (b) Shared            Sole
Nationwide Financial Services, Inc. COMMON STOCK  638612101 36,254,304    766,800 SH       (a) Sole              Sole
Nationwide Financial Services, Inc. COMMON STOCK  638612101  3,938,424     83,300 SH       (b) Shared            Sole
NAVTEQ                              COMMON STOCK  63936L100 57,936,000    852,000 SH       (a) Sole              Sole
NAVTEQ                              COMMON STOCK  63936L100  5,705,200     83,900 SH       (b) Shared            Sole


   COLUMN 1                        COLUMN 2    COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
   --------                        --------    --------    --------   -------------------  --------   --------    -----------------
                                                           FAIR
                                    TITLE OF    CUSIP      MARKET       SHRS    SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                      CLASS       NUMBER     VALUE      PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
PHH Corporation                     COMMON STOCK  693320202 21,717,153  1,245,964 SH       (a) Sole              Sole
PHH Corporation                     COMMON STOCK  693320202  2,058,483    118,100 SH       (b) Shared            Sole
Penn National Gaming, Inc.          COMMON STOCK  707569109 21,091,460    482,311 SH       (a) Sole              Sole
Penn National Gaming, Inc.          COMMON STOCK  707569109  2,280,519     52,150 SH       (b) Shared            Sole
Performance Food Group Company      COMMON STOCK  713755106  5,594,816    171,200 SH       (a) Sole              Sole
Performance Food Group Company      COMMON STOCK  713755106  2,013,088     61,600 SH       (b) Shared            Sole
Reuters Group plc ADR               COMMON STOCK  76132M102 10,968,607    158,300 SH       (a) Sole              Sole
Reuters Group plc ADR               COMMON STOCK  76132M102    519,675      7,500 SH       (b) Shared            Sole
Rio Tinto plc ADR                   COMMON STOCK  767204100  3,850,704      9,350 SH       (a) Sole              Sole
Rio Tinto plc ADR                   COMMON STOCK  767204100    267,696        650 SH       (b) Shared            Sole
Rural Cellular Corporation          COMMON STOCK  781904107 36,698,781    829,726 SH       (a) Sole              Sole
Rural Cellular Corporation          COMMON STOCK  781904107  4,004,673     90,542 SH       (b) Shared            Sole
SLM Corporation                     COMMON STOCK  78442P106  9,102,197    592,977 SH       (a) Sole              Sole
SLM Corporation                     COMMON STOCK  78442P106  1,394,164     90,825 SH       (b) Shared            Sole
Take-Two Interactive Software, Inc. COMMON STOCK  874054109 26,758,537  1,048,532 SH       (a) Sole              Sole
Take-Two Interactive Software, Inc. COMMON STOCK  874054109  4,238,872    166,100 SH       (b) Shared            Sole
3Com Corporation                    COMMON STOCK  885535104 15,819,137  6,907,920 SH       (a) Sole              Sole
3Com Corporation                    COMMON STOCK  885535104  2,015,067    879,942 SH       (b) Shared            Sole
The Toronto-Dominion Bank           COMMON STOCK  891160509 44,366,541    723,171 SH       (a) Sole              Sole
The Toronto-Dominion Bank           COMMON STOCK  891160509  5,075,792     82,735 SH       (b) Shared            Sole
Trane, Inc.                         COMMON STOCK  892893108 58,173,660  1,267,400 SH       (a) Sole              Sole
Trane, Inc.                         COMMON STOCK  892893108  6,178,140    134,600 SH       (b) Shared            Sole
UAP Holding Corp.                   COMMON STOCK  903441103 56,853,427  1,482,875 SH       (a) Sole              Sole
UAP Holding Corp.                   COMMON STOCK  903441103  4,590,256    119,725 SH       (b) Shared            Sole
United Rentals, Inc.                COMMON STOCK  911363109  3,811,049    202,285 SH       (a) Sole              Sole
United Rentals, Inc.                COMMON STOCK  911363109    625,017     33,175 SH       (b) Shared            Sole
Wendy's International, Inc.         COMMON STOCK  950590109 20,549,342    891,125 SH       (a) Sole              Sole
Wendy's International, Inc.         COMMON STOCK  950590109  2,453,007    106,375 SH       (b) Shared            Sole
XM Satellite Radio Holdings Inc.    COMMON STOCK  983759101     56,938      4,900 SH       (a) Sole              Sole
XM Satellite Radio Holdings Inc.    COMMON STOCK  983759101  1,450,176    124,800 SH       (b) Shared            Sole
Yahoo! Inc.                         COMMON STOCK  984332106 47,361,332  1,637,101 SH       (a) Sole              Sole
Yahoo! Inc.                         COMMON STOCK  984332106  4,061,772    140,400 SH       (b) Shared            Sole

Fixed Income
CORPORATE BONDS
PHH convertible senior notes      CORPORATE BONDS 693320AG8  1,042,500  1,000,000 PRN      (a) Sole              Sole
4.000% Due 04-15-12

PUTS
Activision                              PUTS       aqv.qf      438,400      1,370    PUT   (a) Sole              Sole
Activision                              PUTS       aqv.qf      331,200      1,035    PUT   (b) Shared            Sole
iShares S&P GSTI Ntwrkng                PUTS       ign.pf    1,206,840      4,272    PUT   (a) Sole              Sole
iShares S&P GSTI Ntwrkng                PUTS       ign.pf      120,910        428    PUT   (b) Shared            Sole
KBW Insurance ETF                       PUTS       kie.rz      437,580        663    PUT   (a) Sole              Sole
KBW Insurance ETF                       PUTS       kie.rz       57,420         87    PUT   (b) Shared            Sole
SPDR Trust Series 1                     PUTS       sfb.qg    5,221,300      7,459    PUT   (a) Sole              Sole
SPDR Trust Series 1                     PUTS       sfb.qg      527,100        753    PUT   (b) Shared            Sole
Telecom HOLDRs Trust                    PUTS       tth.qg      863,025      3,110    PUT   (a) Sole              Sole
Telecom HOLDRs Trust                    PUTS       tth.qg       83,805        302    PUT   (b) Shared            Sole
Utilities Selct Sctr SPDR               PUTS       xkj.ro      482,090      1,358    PUT   (a) Sole              Sole
Utilities Selct Sctr SPDR               PUTS       xkj.ro       46,860        132    PUT   (b) Shared            Sole
Mtrls Slct Sctr SPDR Trst               PUTS       xlb.rq      813,120      1,936    PUT   (a) Sole              Sole
Mtrls Slct Sctr SPDR Trst               PUTS       xlb.rq       86,520        206    PUT   (b) Shared            Sole
Financial Slct Sctr SPDR                PUTS       xlf.pa    1,406,262      5,811    PUT   (a) Sole              Sole
Financial Slct Sctr SPDR                PUTS       xlf.pa      146,410        605    PUT   (b) Shared            Sole
SPDR S&P Retail ETF                     PUTS       xrt.ri      451,350      1,062    PUT   (a) Sole              Sole
SPDR S&P Retail ETF                     PUTS       xrt.ri       62,475        147    PUT   (b) Shared            Sole

Grand Total                                              1,121,539,896
